SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
Schedule of Company's revenue in geographic locations

	For the years ended December 31,
	2020	2019	2018
REVENUE
Europe	$1,810,362	$1,863,032	$1,600,633
Rest of the World	147,000	229,000	148,500
	$1,957,362	$2,092,032	$1,749,133